Property, Equipment, and Leasehold Improvement (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 48,714	$ 41,373	$ 35,379
Less accumulated depreciation and amortization	(30,477)	(26,458)	(21,854)
Total	18,237	14,915	13,525
Land
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	1,767	1,767	1,767
Building And Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	5,019	4,797	4,672
Furniture, equipment, and automobile
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	4,125	3,612	3,310
Computer software and computer hardware
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 37,803	$ 31,197	$ 25,630